FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of marketable securities and warrant liabilities at June 30, 2021 and December 31, 2020, are as follows:

Description	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$230,096,373	$230,096,373	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$16,100,000	$16,100,000	$—	$—

Warrant Liability – Private Placement Warrants	$9,240,000	$—	$9,240,000	$—

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$230,053,249	$230,053,249	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$14,950,000	$14,950,000	$—	$—

Warrant Liability – Private Placement Warrants	$8,580,000	$—	$8,580,000	$—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	SignificantOther Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$230,053,249	$230,053,249	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$14,950,000	$14,950,000	$—	$—

Warrant Liability – Private Placement Warrants	$8,580,000	$—	$8,580,000	$—

Gross Holding Gains and Fair Value of Held-to-Maturity Securities	The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020 U.S. Treasury Securities (Mature on 3/18/2021)	1	$230,052,496	$4,291	$230,056,787

The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020 U.S. Treasury Securities (Mature on 3/18/2021)	1	$230,052,496	$4,291	$230,056,787

Level 3 Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

At September 17, 2020 (Initial Measurement)
Unit price	$10.00
Strike price	$11.50
Term (in years)	1.0
Volatility	16.0
Risk-free rate	0.38
Dividend yield	0.0
Fair value of warrants	$0.90

Change in Level 3 Fair Value of Warrant Liabilities
The following table presents the changes in the Level 3 fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of June 23, 2020	$—	$—	$—
Initial measurement on September 17, 2020	5,940,000	10,350,000	16,290,000
Change in valuation inputs or other assumptions	2,640,000	4,600,000	7,240,000
Transfer from Level 3 to Level 2	(8,580,000)	—	(8,580,000)
Transfer from Level 3 to Level 1	—	(14,950,000)	(14,950,000)

Level 3 fair value as of December 31, 2020	$—	$—	$—